Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	14. Commitments and Contingencies At June 30, 2024, there were no commitments or contingencies to report other than what has been disclosed in this report.	14. Commitments and Contingencies At December 31, 2023, there was no commitment and contingency to report other than what has been disclosed in this report.